Consolidated Statements of Cash Flow (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Loss for the period	(9,936,926)	(12,415,480)	(8,749,157)
Items not involving cash:
Depreciation of property and equipment	975,512	1,038,573	988,659
Stock-based compensation expense	626,119	650,620	265,685
Foreign exchange (gains) losses arising on foreign currency cash balances	(20,095)	7,187	325,742
Warrant issuance costs	80,000
Change in fair value of warrant liability	(572,769)
Fair value of warrants issued in conjunction with debt facility	35,004
Net change in non-cash operating items:
Accounts receivable	2,438,036	(2,265,834)	(420,456)
Accrued revenue	632,108	(817,464)
Deferred expenses	(230,855)	(557,256)
Investment tax credits receivable	72,548	(123,448)	124,321
Inventory	150,731	(150,731)	174,524
Prepaid expenses and other assets	(109,330)	(88,076)	(126,621)
Accounts payable and accrued liabilities	(2,179,372)	498,096	1,180,215
Deferred revenue	360,685	2,975,305	703,343
Net cash provided by (used in) operating activities	(7,678,604)	(11,248,508)	(5,533,745)
INVESTING ACTIVITIES
Proceeds from (acquisition of) short-term investments, net			5,730,507
Acquisition of property and equipment	(59,675)	(830,948)	(1,699,508)
Net cash provided by (used in) investing activities	(59,675)	(830,948)	4,030,999
FINANCING ACTIVITIES
Proceeds from issuance of common shares and warrants, net of issuance costs	4,545,647
Issuance of common shares pursuant to exercise of options	10,661	34,913	7,886
Net cash provided by (used in) financing activities	4,556,308	34,913	7,886
Foreign exchange gains (losses) arising on foreign currency cash balances	20,095	(7,187)	(325,742)
Increase (Decrease) in cash and cash equivalents	(3,161,876)	(12,051,730)	(1,820,602)
Cash and cash equivalents, beginning of period	12,346,010	24,397,740	26,218,342
Cash and cash equivalents, end of period	9,184,134	12,346,010	24,397,740
Investment tax credits received	102,464	36,613	275,965
Fair value of warrants issued in conjunction with public offering	742,809
Fair value of warrants issued in conjunction with debt facility	35,004